Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Manscaped Holdings, LLC [Member]
Share-Based Compensation [Line Items]
Share-Based Compensation

7.    Share-Based Compensation

Incentive Units

In fiscal 2019 the Company adopted the 2019 Equity Incentive Plan (the “Incentive Plan”). The Company recorded share-based compensation costs during the nine months ended September 30, 2021 and 2020 in the condensed consolidated statements of operations as follows (in thousands):

	Nine Months Ended September 30,
	2021	2020
Marketing and selling expenses	$124,856	$10,416
General and administrative expenses	138,624	26,635
Total	$263,480	$37,051

During the nine months ended September 30, 2021, the following activity related to incentive units occurred under the Incentive Plan:

Incentive Units
Unvested as of December 31, 2020	5,137,583
Granted	188,000
Vested	(1,711,752)
Forfeitures	(89,087)
Unvested as of September 30, 2021	3,524,744

Vested as of September 30, 2021	13,574,035

As of September 30, 2021 there was $82.4 million of total unrecognized share-based compensation cost related to the incentive units. The cost is expected to be recognized over a weighted-average period of 2.0 years.

Fair value of the incentive units is determined on the date of grant and on each reporting date (remeasurement date) and have been determined to be Level 3 fair value measurements. The Company utilizes the Black-Scholes Option-Pricing Method to estimate the fair value of the incentive units. This approach models the various classes of equity securities as a series of call options with exercise prices based on the liquidation preference and conversion behavior of the different classes of equity. The value of the incentive units can then be inferred by analyzing these options and allocating the equity value to the incentive units. Because the Company is not publicly traded, the equity value has been determined using a combination of market and income based approaches. The income approach is based on a discounted debt-free cash flows model utilizing a rate of 25% and 40% as of September 30, 2021 and December 31, 2020 respectively. The market approach is based on the identification of publicly traded companies that are similar to the Company wherein pricing multiples of publicly traded companies are applied to the relevant financial metrics of the Company. In arriving at the fair value of the incentive units, a discount for lack of marketability (“DLOM”) of 22% and 25% as of September 30, 2021 and December 31, 2020, respectively, was applied.

The following is a summary of the assumptions used in estimating the fair value of the liability-classified incentive units as of the September 30, 2021 and December 31, 2020 remeasurement dates under the Black-Scholes Option-Pricing Method:

	September 30, 2021	December 31, 2020
Risk-free interest rate	0.1%	0.1%
Expected volatility	70.0%	90.0%
Expected term (years)	1	1
Expected dividend yield	0.0%	0.0%

Risk-free interest rate — The Company applies the risk-free interest rate based on the US Treasury yield in effect at the time of the grant.

Expected volatility — The expected volatility is based on an analysis of comparable public company volatilities.

Expected term in years — The expected term represents the average time that management expects incentive units to remain outstanding.

Expected dividend yield — The Company has not, and does not, intend to pay dividends.

In addition, for the September 30, 2021 remeasurement date, the Company utilized the probability weighted expected return method (“PWERM”) to value the incentive units. PWERM is an analysis of future values of a company for several likely liquidity scenarios that include a sale or merger, an initial public offering, as well as a company’s enterprise value assuming the absence of a liquidity event. As of September 30, 2021, the Company’s likely scenarios were a sale and stay-private scenario. The incentive units under the stay-private scenario were valued using the Black-Scholes Option-Pricing Method and assumptions discussed above. Under the sale scenario, the incentive units were valued based on the implied equity value upon completion of the sale, a time to exit of .17 years and a DLOM of 6.0%.

The following summarizes the change in the fair value of the share-based compensation liabilities that are remeasured each reporting period in the condensed consolidated balance sheets (in thousands):

Balance as of December 31, 2020	$56,639
(Gains)/losses recognized in earnings	263,480
Modifications	(10,117)
Balance as of September 30, 2021	$310,002

During the nine months ended September 30, 2021, certain incentive unit awards were modified as a result of the Company’s call option expiring. There were 603,211 fully vested units at a fair value of $10.1 million that were modified to equity awards and reclassified from share-based compensation liabilities to additional paid-in capital in the condensed consolidated balance sheets. There was no change in fair value of the liability classified share-based awards as a result of the modifications.

8.    Share-Based Compensation

Incentive Units

In fiscal 2019 the Company adopted the 2019 Equity Incentive Plan (the “Incentive Plan”). The Company’s Incentive Plan permits the granting of incentive units as incentive compensation. The incentive units are to constitute “profits interests” in the Company within the meaning of the Internal Revenue Code. The incentive units granted to date either vest immediately upon grant or vest 25% on the first anniversary of the grant date and in 36 monthly installments thereafter, subject to continued employment. All unvested incentive units, upon a change in control event, will become fully vested. The total number of incentive units authorized for issuance is 21,000,000.

The Company recorded share-based compensation costs during the years ended December 31, 2020 and 2019 in the consolidated statements of operations as follows (in thousands):

	Years Ended December 31,
	2020	2019
Marketing and selling expenses	$15,185	$5,422
General and administrative expenses	41,894	12,821
Total	$57,079	$18,243

Fair value of the incentive units is determined on the date of grant and on each reporting date (remeasurement date) and have been determined to be Level 3 fair value measurements. The Company utilizes the Black-Scholes Option-Pricing Method to estimate the fair value of the incentive units. This approach models the various classes of equity securities as a series of call options with exercise prices based on the liquidation preference and conversion behavior of the different classes of equity. The value of the incentive units can then be inferred by analyzing these options and allocating the equity value to the incentive units. Because the Company is not publicly traded, the equity value has been determined using a combination of market and income based approaches. The income approach is based on a discounted debt-free cash flows model utilizing a rate of 40% for both 2020 and 2019, respectively. The market approach is based on the identification of publicly traded companies that are similar to the Company wherein pricing multiples of publicly traded companies are applied to the relevant financial metrics of the Company. In arriving at the fair value of the incentive units, a discount for lack of marketability (“DLOM”) of 25% and 40% as of December 31, 2020 and 2019, respectively, was applied. The decrease in the DLOM was a result of the reduction in the time to exit assumption.

The following is a summary of the assumptions used in estimating the fair value of the liability-classified incentive units on each of the remeasurement dates under the Black-Scholes Option-Pricing Method:

	December 31,
	2020	2019
Risk-free interest rate	0.1%	1.6%
Expected volatility	90.0%	70.0%
Expected term (years)	1	3
Expected dividend yield	0.0%	0.0%

Risk-free interest rate — The Company applies the risk-free interest rate based on the US Treasury yield in effect at the time of the grant.

Expected volatility — The expected volatility is based on an analysis of comparable public company volatilities.

Expected term in years — The expected term represents the average time that management expects the incentive units to remain outstanding.

Expected dividend yield — The Company has not, and does not, intend to pay dividends.

The following table summarizes unvested incentive unit activity during the years ended December 31, 2020 and 2019:

	Incentive Units	Weighted- Average Grant Date Fair Value Per Unit
Unvested as December 31, 2018	—	$—
Granted	18,354,532	0.97
Vested	(9,937,082)	0.93
Forfeitures	(8,750)	0.93
Unvested as of December 31, 2019	8,408,700	$1.01
Granted	1,278,000	1.34
Vested	(3,953,659)	1.02
Forfeitures	(595,458)	0.95
Unvested as of December 31, 2020	5,137,583	$1.00
Vested as of December 31, 2020	11,862,283	$0.96

As of December 31, 2020, there was $22.9 million of total unrecognized share-based compensation cost related to nonvested incentive units. The cost is expected to be recognized over a weighted-average period of 2.6 years.

In July 2020, the Company redeemed 2,028,458 incentive units in excess of fair value for a total of $17.8 million. Due to the excess of redemption price over fair value, additional compensation expense of $13.4 million was recognized, of which $4.8 million was recognized in marketing and selling expenses and $8.6 million was recognized in general and administrative expenses in the consolidated statements of operations for the year ended December 31, 2020. In addition, in December 2020, certain incentive unit awards were modified as a result of the Company’s call option expiring. The expiration of the call option resulted in the reclassification of 211,927 fully vested units at a fair value of $0.9 million from share-based compensation liabilities to additional paid-in capital on the consolidated balance sheets. There was no change in fair value of the liability classified share-based awards as a result of the modification (see Note 12).

The following summarizes the change in the fair value of the share-based compensation liabilities that are remeasured each reporting period on the consolidated balance sheets (in thousands):

Balance as of December 31, 2018	$—
(Gains)/losses recognized in earnings	18,243
Balance as of December 31, 2019	$18,243
(Gains)/losses recognized in earnings	57,079
Redemptions	(17,758)
Modifications	(925)
Balance as of December 31, 2020	$56,639